Contingent Liabilities and Commitments - Additional Information (Detail) € in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, zł in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 VND (₫)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 PLN (zł)	Dec. 31, 2016 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Maximum aggregate accounts receivable sales negotiating facilities entered into with several banks	₩ 1,867,964.0			$ 1,743.0
Borrowings	5,603,118.0								₩ 4,778,770.0
Long-term advances	830,335.0
Secured bank borrowing	642,172.0								₩ 700,820.0
Long-term supply agreements [member]
Disclosure of contingent liabilities [Line Items]
Long-term advances	964,260.0			900.0
KEB Hana Bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	964,260.0			900.0
KEB Hana Bank [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	32,142.0			30.0
Bank of China [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	85,712.0			80.0
Bank of China [member] | LG Display (China) Co., Ltd. [Member] | JPY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	6,644.0						¥ 700.0
Bank of China [member] | LG Display (China) Co., Ltd. [Member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	580,958.0		¥ 3,550.0
Bank of China [member] | LG Display (China) Co., Ltd. [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	536.0			0.5
Bank of China [member] | LG Display (China) Co., Ltd. [Member] | EUR [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	3,198.0					€ 2.5
Bank of China [member] | LG Display (China) Co., Ltd. [Member] | PLN [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	61.0							zł 0.2
Bank of China [member] | LG Display (China) Co., Ltd. [Member] | VND [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	1,935.0				₫ 40,992.0
Sumitomo Mitsui Banking Corporation [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	53,570.0			50.0
Shinhan bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	9,107.0			8.5
Sumitomo Mitsui Banking Corporation and Other Various Banks [member] | LG Display Vietnam Haiphong Co., Ltd. [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	589,270.0			550.0
Borrowings	530,343.0			495.0
KEB Hana Bank and Other Various Banks [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees received	964,260.0	$ 900.0
China Construction Bank [member]
Disclosure of contingent liabilities [Line Items]
Property, plant and equipment and others provided as pledged assets for secured bank loans	303,324.0
China Construction Bank [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Secured bank borrowing	321,376.0		¥ 1,964.0
China Construction Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Secured bank borrowing	₩ 320,797.0			$ 300.0